Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and bank balances	RM 5,872,715	$ 1,244,958	RM 4,637,260
Cash at share trading accounts			19
Total	RM 5,872,715	$ 1,244,958	RM 4,637,279